Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Warrants and Rights Note Disclosure [Abstract]
Warrants
11. Warrants
Class A Common Stock Warrants
On November 13, 2022, the Company issued an aggregate 92,296 warrants to purchase Class A Common Stock to various third-party investors in conjunction with the issuance of its November 2022 Convertible Notes. Each warrant has a strike price of $0.01 per share and has a contractual term of ten years. The warrants are classified as other long-term liabilities within the condensed consolidated balance sheets and are carried at fair value, with changes in fair value recorded in earnings. The fair value of the warrants issued in 2022 was recorded as a liability on the Balance Sheet and expensed to other (expense) income, net on the Statement of Operations and Comprehensive Loss, at the time of issuance. The Company recognized a gain equal to $2.3 million for the nine months ended September 30, 2023, related to changes in fair value for the warrants issued in November 2022. In May 2023, upon closing of the Company’s IPO, the warrants were exercised and converted into shares of common stock.
The following is a schedule of changes in warrants issued and outstanding from December 31, 2022 to September 30, 2023:

Class A Common Stock Warrants
Outstanding as of December 31, 2022	92,296
Warrants issued	—
Warrants exercised	(92,296)

Outstanding as of September 30, 2023	—

Class B Common Stock Warrants
The Company issued warrants in 2021 to purchase Class B Common Stock to various employees and non-employees.
Each warrant has a strike price of $0.01 and has a contractual term of seven years. The warrants are classified as permanent equity within the condensed consolidated balance sheets. In May 2023, upon closing of the Company’s IPO, the warrants were exercised and converted into shares of common stock.

The following is a schedule of changes in warrants issued and outstanding from December 31, 2022 to September 30, 2023:

Class B Common Stock Warrants
Outstanding as of December 31, 2022	5,753
Warrants issued	—
Warrants exercised	(5,753)

Outstanding as of September 30, 2023	—

Service Providers Stock Warrants
In November 2022, the Company issued a warrant to an unrelated third party in consideration for the Company’s hiring of certain employees from the third party that is exercisable for a number of shares of common stock that is determined by dividing $225,000 by (x) the price per share of the next equity financing with total proceeds of at least $10.0 million or (y) the initial public offering price per share of a future initial public offering, whichever event occurs first, for an exercise price of $0.0001 per share, in whole or in part. The warrant may also be net exercised upon election. The warrant vests associated with the services of certain employees and as such contains a substantive future requisite service condition. In May 2023, upon closing of the Company’s IPO, the warrants were exercised and converted into an aggregate of 28,124 shares of common stock
In March 2023, we issued warrants to unrelated third-party service providers in consideration for certain marketing communications services, which warrants are exercisable for a total number of shares of our common stock that is determined by dividing $400,000 by (x) the price per share of our next bona fide equity financing with total proceeds of at least $10,000,000 or (y) the initial public offering price per share in our initial public offering, whichever event occurs first, for an exercise price of $0.0001 per share, in whole or in part. The warrants may also be net exercised upon election. The warrant vests associated with the services of certain employees and as such contains a substantive future requisite service condition. In May 2023, upon closing of the Company’s IPO, the warrants were exercised and converted into an aggregate of 49,996 shares of common stock.
The following is a schedule of changes in warrants issued and outstanding from December 31, 2022 to September 30, 2023:

Service Providers Stock Warrants
Outstanding as of December 31, 2022	—
Warrants issued	78,120
Warrants exercised	(78,120)

Outstanding as of September 30, 2023	—

Senior Secured Notes Stock Warrants
In March 2023, we issued warrants to certain existing affiliate and non-affiliate
stockholders in lieu of future cash interest payments under our senior secured notes issued to such stockholders in connection with a note financing. The fair value of the warrants of $1.3 million was recorded as debt discount on the senior secured notes of $2.0 million. The debt discount was amortized into interest expense over life of the senior secured notes. In May 2023, upon closing of the Company’s IPO, the warrants were exercised and converted into an aggregate of 163,121 shares of common stock.
The following is a schedule of changes in warrants issued and outstanding from December 31, 2022 to September 30, 2023:

Senior Secured Notes Stock Warrants
Outstanding as of December 31, 2022	—
Warrants issued	163,121
Warrants exercised	(163,121)

Outstanding as of September 30, 2023	—

12. Warrants
Class A Common Stock Warrants
During July 2021 and August 2021 the Company issued an aggregate 125,982 warrants to purchase Class A Common Stock to various third-party investors in conjunction with its Series A financing rounds at that time. Additionally, on November 13, 2022, the Company issued an aggregate 92,296 warrants to purchase Class A Common Stock to various third-party investors in conjunction with the issuance of its November 2022 Convertible Notes. Each warrant has a strike price of $0.01 per share and has a contractual term of ten years. The warrants are classified as other long-term liabilities within the consolidated balance sheets and are carried at fair value, with changes in fair value recorded in earnings. The fair value of the warrants issued in 2021 at the time of issuance was recorded as a reduction to the carrying value of the related preferred stock that they were issued with. The fair value of the warrants issued in 2022 was recorded as a liability on the Balance Sheet and expensed to other (expense) income, net on the Statement of Operations and Comprehensive Loss, at the time of issuance.
The following is a schedule of changes in warrants issued and outstanding from December 31, 2020 to December 31, 2022:

Class A Common Stock Warrants
Outstanding as of December 31, 2020	-
Warrants issued	125,982
Warrants exercised	(125,982)

Outstanding as of December 31, 2021	-

Warrants issued	92,296
Warrants exercised	-

Outstanding as of December 31, 2022	92,296

Class B Common Stock Warrants
During July 2021, the Company issued an aggregate 6,632 warrants to purchase Class B Common Stock to various employees and nonemployees. Each warrant has a strike price of $0.01 and has a contractual term of seven years. The warrants are classified as permanent equity within the consolidated balance sheets. 4,000 of these warrants with an aggregate fair value of $0.2 million were issued as compensation for services provided to the Company and are recorded within operating expenses, as described in Note 15.
The following is a schedule of changes in warrants issued and outstanding from December 31, 2020 to December 31, 2022:

Class B Common Stock Warrants
Outstanding as of December 31, 2020	-
Warrants issued	6,632
Warrants exercised	(879)

Outstanding as of December 31, 2021	5,753

Outstanding as of December 31, 2022	5,753